UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 8/31/15

Item 1. Schedule of Investments.

Franklin ETF Trust

Statement of Investments, August 31, 2015 (unaudited)

Franklin Short Duration U.S. Government ETF	Principal Amount	Value
U.S. Government and Agency Securities 32.5%
Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$76,705	$76,466
[a]Federal Agricultural Mortgage Corp. Guaranteed Trust 07-1, 144A, 5.125%, 4/19/17	275,000	293,938
FHLB, 1.375%, 6/12/20	1,400,000	1,378,909
FHLB, 5.00%, 11/17/17	1,100,000	1,197,244
FHLMC, 0.75%, 1/12/18	800,000	797,365
FHLMC, 0.875%, 3/07/18	510,000	508,416
FHLMC, 1.25%, 8/01/19	1,500,000	1,489,003
FHLMC, 1.25%, 10/02/19	3,500,000	3,466,687
FHLMC, 1.375%, 5/01/20	1,525,000	1,508,481
FHLMC, 1.75%, 5/30/19	1,250,000	1,266,058
FHLMC, 2.375%, 1/13/22	1,000,000	1,018,099
FHLMC, 3.75%, 3/27/19	1,350,000	1,462,626
FHLMC, senior bond, 5.00%, 4/18/17	250,000	267,451
FICO, A-P, Strip, 10/06/17	1,000,000	978,587
FICO, D-P, Strip, 9/26/19	1,585,000	1,479,815
FICO, E-P, Strip, 11/02/18	225,000	215,328
FNMA, 0.875%, 2/08/18	1,280,000	1,275,423
FNMA, 1.625%, 1/21/20	1,000,000	1,003,215
FNMA, 1.75%, 6/20/19	3,000,000	3,035,424
FNMA, 1.75%, 9/12/19 - 11/26/19	2,650,000	2,676,182
FNMA, 1.875%, 9/18/18	1,125,000	1,148,048
FNMA, 2.625%, 9/06/24	350,000	353,001
FNMA, 5.375%, 6/12/17	450,000	486,422
FNMA, 6.625%, 11/15/30	250,000	357,588
FNMA, 7.125%, 1/15/30	250,000	371,967
Israel Government Agency for International Development Bond, 5.50%, 9/18/23	300,000	364,706
Overseas Private Investment Corp., A, zero cpn., 11/15/20	225,000	261,149
Private Export Funding Corp., secured note,
Series LL, 2.25%, 3/15/20	1,600,000	1,620,194
Series MM, 2.30%, 9/15/20	1,550,000	1,564,680
Residual Funding Corp. Principal Strip, senior bond, Strip, 7/15/20	875,000	798,251
TVA, 5.50%, 7/18/17	500,000	542,438
[b]U.S. Treasury Bond,
Index Linked, 2.00%, 1/15/26	1,502,925	1,700,164
Index Linked, 2.375%, 1/15/25	848,227	983,578
U.S. Treasury Note,
0.50%, 7/31/17	1,050,000	1,045,406
0.625%, 8/31/17	2,100,000	2,095,351
0.625%, 9/30/17	2,000,000	1,993,646
0.75%, 12/31/17	2,800,000	2,790,903
0.875%, 8/15/17	750,000	751,748
0.875%, 11/15/17	2,750,000	2,751,611
0.875%, 1/31/18	2,000,000	1,997,656
1.00%, 2/15/18	1,325,000	1,327,035
2.75%, 5/31/17	990,000	1,025,507
[b] Index Linked, 0.125%, 4/15/17 - 1/15/23	4,933,019	4,885,890
[b] Index Linked, 1.375%, 7/15/18	2,578,495	2,684,690
[b] Index Linked, 1.625%, 1/15/18	1,418,180	1,470,770
[b] Index Linked, 2.375%, 1/15/17	260,335	267,887
[b] Index Linked, 2.625%, 7/15/17	650,547	682,922
Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19	120,000	121,423
Total U.S. Government and Agency Securities (Cost $61,942,376)		61,839,348
Mortgage-Backed Securities 68.7%
[c]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 25.4%
FHLMC, 1.965%, 3/01/35	527,034	557,576
FHLMC, 2.009%, 4/01/37	82,456	86,886
FHLMC, 2.124%, 4/01/36	292,265	309,961
FHLMC, 2.189%, 8/01/34	670,512	707,833
FHLMC, 2.194%, 1/01/38	93,490	99,968
FHLMC, 2.215%, 1/01/37	57,123	61,162
FHLMC, 2.222%, 8/01/33	146,878	154,663

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin ETF Trust

Statement of Investments, August 31, 2015 (unaudited)

Franklin Short Duration U.S. Government ETF (continued)	Principal Amount	Value
Mortgage-Backed Securities (continued)
[c]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 2.223%, 4/01/28	$134,933	$137,858
FHLMC, 2.225%, 7/01/33	120,681	127,787
FHLMC, 2.234%, 5/01/37	1,069,920	1,130,539
FHLMC, 2.243%, 1/01/36	56,133	59,577
FHLMC, 2.298%, 12/01/36	140,812	150,168
FHLMC, 2.303%, 4/01/29	46,539	48,871
FHLMC, 2.321%, 12/01/35	894,675	950,868
FHLMC, 2.346%, 9/01/37	1,846,688	1,971,055
FHLMC, 2.349%, 6/01/37	288,095	306,474
FHLMC, 2.35%, 10/01/33	106,300	113,294
FHLMC, 2.351%, 11/01/33	508,393	542,823
FHLMC, 2.355%, 12/01/34 - 5/01/35	1,083,555	1,154,553
FHLMC, 2.359%, 6/01/41	594,972	637,243
FHLMC, 2.362%, 9/01/37	3,332,240	3,561,593
FHLMC, 2.37%, 9/01/35	565,437	602,948
FHLMC, 2.371%, 1/01/36 - 4/01/37	1,647,560	1,759,165
FHLMC, 2.375%, 11/01/33 - 3/01/35	2,494,878	2,660,714
FHLMC, 2.376%, 1/01/37	95,376	101,525
FHLMC, 2.379%, 9/01/36	194,771	207,124
FHLMC, 2.38%, 9/01/34	28,615	30,405
FHLMC, 2.384%, 10/01/38	199,410	209,658
FHLMC, 2.391%, 10/01/38	3,462,648	3,698,727
FHLMC, 2.392%, 12/01/35 - 1/01/36	859,726	918,724
FHLMC, 2.396%, 4/01/37	1,750,409	1,878,832
FHLMC, 2.405%, 11/01/36	963,161	1,027,392
FHLMC, 2.42%, 3/01/35	162,974	173,356
FHLMC, 2.427%, 1/01/36	95,685	102,705
FHLMC, 2.429%, 1/01/35	27,366	29,189
FHLMC, 2.442%, 4/01/40	507,264	543,219
FHLMC, 2.444%, 3/01/36	1,145,598	1,221,264
FHLMC, 2.452%, 4/01/36	533,093	568,248
FHLMC, 2.455%, 9/01/35	324,230	346,809
FHLMC, 2.459%, 7/01/36	980,311	1,048,112
FHLMC, 2.459%, 5/01/40	3,209,508	3,441,479
FHLMC, 2.464%, 3/01/37	1,644,483	1,757,275
FHLMC, 2.466%, 2/01/35	134,587	143,833
FHLMC, 2.467%, 11/01/36	70,440	75,273
FHLMC, 2.471%, 8/01/41	2,244,291	2,397,285
FHLMC, 2.472%, 3/01/34	45,442	48,723
FHLMC, 2.479%, 11/01/36	684,728	730,896
FHLMC, 2.48%, 2/01/36	208,451	222,984
FHLMC, 2.489%, 7/01/35	48,919	52,361
FHLMC, 2.50%, 5/01/34 - 7/01/36	561,852	597,930
FHLMC, 2.502%, 9/01/36	194,345	208,499
FHLMC, 2.522%, 3/01/35	48,834	52,152
FHLMC, 2.53%, 4/01/40	858,795	916,842
FHLMC, 2.532%, 3/01/35	300,017	321,893
FHLMC, 2.534%, 11/01/33	155,862	166,613
FHLMC, 2.548%, 4/01/37	135,431	145,019
FHLMC, 2.555%, 6/01/34	176,082	188,139
FHLMC, 2.667%, 12/01/35	1,415,556	1,506,928
FHLMC, 2.67%, 12/01/35	724,001	777,520
FHLMC, 2.709%, 8/01/34	856,721	919,249
FHLMC, 2.965%, 12/01/35	2,168,384	2,308,557
FHLMC, 3.365%, 1/01/42	776,074	827,528
FHLMC, 4.016%, 10/01/36	460,885	484,143
		48,289,989
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.5%
[d]FHLMC, 3.50%, 9/01/45	1,000,000	1,034,156

Franklin ETF Trust

Statement of Investments, August 31, 2015 (unaudited)

Franklin Short Duration U.S. Government ETF (continued)	Principal Amount	Value
Mortgage-Backed Securities (continued)
[c]Federal National Mortgage Association (FNMA) Adjustable Rate 35.7%
FNMA, 1.81%, 2/01/36	$914,237	$961,032
FNMA, 1.843%, 10/01/34	216,966	228,945
FNMA, 1.885%, 2/01/33	242,230	254,279
FNMA, 1.911%, 3/01/35	544,678	571,516
FNMA, 1.94%, 7/01/35	120,486	126,703
FNMA, 1.945%, 11/01/35	1,986,549	2,091,017
FNMA, 2.064%, 6/01/35	167,054	175,184
FNMA, 2.086%, 10/01/35	691,287	726,383
FNMA, 2.11%, 11/01/35	91,600	96,881
FNMA, 2.111%, 9/01/35 - 11/01/35	398,428	420,349
FNMA, 2.114%, 11/01/35	96,828	101,797
FNMA, 2.124%, 11/01/35	294,011	309,287
FNMA, 2.132%, 11/01/35	766,939	806,899
FNMA, 2.133%, 11/01/35	125,903	132,274
FNMA, 2.135%, 2/01/36	98,816	105,019
FNMA, 2.138%, 12/01/34	78,648	83,494
FNMA, 2.15%, 1/01/35	87,505	93,748
FNMA, 2.151%, 11/01/35	109,832	115,602
FNMA, 2.153%, 11/01/35	116,401	122,164
FNMA, 2.156%, 10/01/35	1,552,457	1,633,321
FNMA, 2.161%, 12/01/34	39,425	42,240
FNMA, 2.163%, 2/01/35	168,904	179,447
FNMA, 2.166%, 11/01/35	128,758	135,255
FNMA, 2.169%, 9/01/37	737,018	781,264
FNMA, 2.171%, 12/01/33	340,458	364,825
FNMA, 2.181%, 1/01/35	32,354	34,595
FNMA, 2.182%, 1/01/35	114,553	122,692
FNMA, 2.20%, 2/01/35	512,099	544,725
FNMA, 2.207%, 3/01/35	549,262	583,217
FNMA, 2.217%, 2/01/35	56,946	61,009
FNMA, 2.236%, 11/01/37	776,712	825,792
FNMA, 2.238%, 4/01/35	542,834	577,812
FNMA, 2.246%, 12/01/34	861,165	916,961
FNMA, 2.25%, 10/01/33	225,928	240,296
FNMA, 2.257%, 5/01/39	1,808,679	1,923,225
FNMA, 2.257%, 12/01/39	155,601	166,280
FNMA, 2.258%, 8/01/37	2,762,847	2,938,917
FNMA, 2.266%, 5/01/35	77,546	82,668
FNMA, 2.274%, 5/01/35	3,015,283	3,215,466
FNMA, 2.281%, 9/01/35	239,199	255,022
FNMA, 2.283%, 1/01/38	663,785	705,546
FNMA, 2.287%, 7/01/36	499,778	531,741
FNMA, 2.293%, 9/01/37	575,365	611,348
FNMA, 2.297%, 9/01/38	466,055	495,745
FNMA, 2.313%, 5/01/39	502,109	534,039
FNMA, 2.315%, 3/01/36	211,535	224,475
FNMA, 2.316%, 5/01/37	597,730	635,857
FNMA, 2.317%, 11/01/34	50,062	53,362
FNMA, 2.321%, 9/01/35	329,470	351,565
FNMA, 2.326%, 4/01/40	126,822	135,574
FNMA, 2.33%, 9/01/34	938,165	1,003,200
FNMA, 2.332%, 4/01/36 - 4/01/40	1,880,842	1,998,499
FNMA, 2.335%, 9/01/39	546,591	581,836
FNMA, 2.344%, 2/01/41	488,280	522,072
FNMA, 2.345%, 7/01/35	569,097	607,742
FNMA, 2.346%, 10/01/39	407,616	438,610
FNMA, 2.347%, 12/01/37	132,885	141,859
FNMA, 2.348%, 9/01/39	199,411	211,338
FNMA, 2.349%, 10/01/38	2,753,953	2,940,234
FNMA, 2.363%, 1/01/35 - 3/01/42	1,520,400	1,617,971
FNMA, 2.364%, 8/01/36	30,102	32,170

Franklin ETF Trust

Statement of Investments, August 31, 2015 (unaudited)

Franklin Short Duration U.S. Government ETF (continued)	Principal Amount	Value
Mortgage-Backed Securities (continued)
[c]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.365%, 10/01/34	$350,112	$373,304
FNMA, 2.366%, 11/01/34 - 7/01/35	948,030	1,009,027
FNMA, 2.37%, 3/01/37	345,015	367,314
FNMA, 2.375%, 3/01/35 - 6/01/36	1,914,052	2,038,581
FNMA, 2.377%, 7/01/38 – 12/01/40	2,053,254	2,187,059
FNMA, 2.38%, 2/01/40	1,386,411	1,488,749
FNMA, 2.383%, 6/01/40	2,855,349	3,035,186
FNMA, 2.387%, 9/01/35 - 9/01/37	1,416,187	1,503,389
FNMA, 2.394%, 2/01/35	228,893	245,500
FNMA, 2.404%, 12/01/40	368,008	391,787
FNMA, 2.405%, 5/01/35 - 8/01/36	987,548	1,050,972
FNMA, 2.407%, 9/01/36	171,916	183,527
FNMA, 2.411%, 5/01/36	253,402	268,185
FNMA, 2.414%, 1/01/32 - 10/01/36	323,015	345,108
FNMA, 2.421%, 10/01/33	7,117	7,599
FNMA, 2.422%, 9/01/35	199,265	213,146
FNMA, 2.424%, 1/01/37	143,058	154,807
FNMA, 2.427%, 5/01/40	389,206	416,631
FNMA, 2.432%, 5/01/33	44,967	47,564
FNMA, 2.435%, 10/01/34	68,870	73,681
FNMA, 2.437%, 4/01/35	172,540	185,317
FNMA, 2.446%, 8/01/36	364,044	387,618
FNMA, 2.452%, 8/01/29	1,016,235	1,032,603
FNMA, 2.462%, 5/01/35	444,253	475,099
FNMA, 2.463%, 6/01/35	1,579,494	1,681,914
FNMA, 2.473%, 6/01/35	237,559	253,856
FNMA, 2.474%, 9/01/36	205,076	217,862
FNMA, 2.477%, 8/01/39	29,433	31,286
FNMA, 2.48%, 6/01/35	666,623	711,052
FNMA, 2.491%, 4/01/34	184,191	196,802
FNMA, 2.493%, 9/01/43	2,336,703	2,463,216
FNMA, 2.507%, 10/01/37	401,180	428,979
FNMA, 2.508%, 5/01/35	508,535	543,679
FNMA, 2.514%, 9/01/36	287,037	306,570
FNMA, 2.523%, 11/01/34	813,895	872,177
FNMA, 2.54%, 5/01/33	138,975	149,106
FNMA, 2.567%, 8/01/38	1,000,000	1,062,042
FNMA, 2.572%, 8/01/37	229,784	245,946
FNMA, 2.635%, 9/01/38	418,310	445,772
FNMA, 2.691%, 9/01/40	345,386	371,116
FNMA, 3.016%, 3/01/36	76,454	82,227
FNMA, 3.222%, 10/01/40	2,663,124	2,824,050
		67,891,790
Federal National Mortgage Association (FNMA) Fixed Rate 5.6%
[d]FNMA, 3.00%, 9/01/30	900,000	933,680
[d]FNMA, 3.50%, 9/01/30	1,750,000	1,843,652
[d]FNMA, 3.50%, 9/01/45	2,400,000	2,487,233
[d]FNMA, 4.00%, 9/01/45	3,700,000	3,930,528
[d]FNMA, 4.50%, 9/01/45	1,250,000	1,354,445
		10,549,538
Government National Mortgage Association (GNMA) Fixed Rate 1.5%
[d]GNMA II, SF, 3.50%, 9/01/45	2,697,000	2,808,357
Total Mortgage-Backed Securities (Cost $130,275,758)		130,573,830
Total Investments before Short Term Investments (Cost $192,218,134)		192,413,178
	Shares
Short Term Investments (Cost $4,559,556) 2.4%
Money Market Funds 2.4%
[e,f] Institutional Fiduciary Trust Money Market Portfolio	4,559,556	4,559,556

Franklin ETF Trust

Statement of Investments, August 31, 2015 (unaudited)

Franklin Short Duration U.S. Government ETF (continued)	Principal Amount	Value
Total Investments (Cost $196,777,690) 103.6%		$196,972,734
TBA Sale Commitments (0.5)%		(908,913)
Other Assets, less Liabilities (3.1)%		(5,929,524)
Net Assets 100.0%		$190,134,297
TBA Sale Commitments (Proceeds $910,455)
Government National Mortgage Association (GNMA) Fixed Rate (0.5)%
[g]GNMA II, SF, 3.00%, 9/01/45	$897,000	$(908,913)

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At August 31,
2015, the value of this security was $293,938, representing 0.15% of net assets.
b Principal amount of security is adjusted for inflation.
c The coupon rate shown represents the rate at period end.
d Security purchased on a to-be-announced (TBA) basis.
e Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management company.
f Non-income producing.
g Security sold on a TBA basis resulting in a short position. As such, the Fund is not subject to the deposit requirement or fees and expenses associated with short sale transactions.

At August 31, 2015, the Fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
U.S. Treasury 5 Yr. Note	Short	106	$12,660,375	12/31/15	$33,654		$—
U.S. Treasury 10 Yr. Note	Short	76	9,656,750	12/21/15	15,561		—
U.S. Treasury Long Bond	Short	10	1,546,250	12/21/15	6,928		—
Net unrealized appreciation (depreciation)					$56,143

ABBREVIATIONS

Selected Portfolio

FHLB	-	Federal Home Loan Bank
FICO	-	Financing Corp.
SF	-	Single Family
TVA	-	Tennessee Valley Authority

Franklin ETF Trust

Notes to Statement of Investments (unaudited)

Franklin Short Duration U.S. Government ETF

1. ORGANIZATION

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end investment company, consisting of one fund, Franklin Short Duration U.S. Government ETF (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At August 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$196,924,068
Unrealized appreciation	424,071
Unrealized depreciation	(375,405)
Net unrealized appreciation (depreciation)	$48,666

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$-	$61,839,348	$-	$61,839,348
Mortgage-Backed Securities	-	130,573,830	-	130,573,830
Short Term Investments	4,559,556	-	-	4,559,556
Total Investments in Securities	$4,559,556	$192,413,178	$-	$196,972,734
Other Financial Instruments:
Financial Futures Contracts	$56,143	$-	$-	$56,143

Liabilities:
Other Financial Instruments:
TBA Sale Commitments	$-	$908,913	$-	$908,913

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 26, 2015

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  October 26, 2015